UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund, Series II
Schedule of Investments
July 31, 2011 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.70%
Consumer Discretionary - 41.47%
Aarons, Inc.	20,300	511,763	1.78%
Autonation, Inc. (a)	14,300	537,823	1.87%
Cabelas, Inc. (a)	20,500	560,880	1.95%
CBS Corp.	20,250	554,243	1.93%
Chico's FAS, Inc.	36,000	543,240	1.89%
Dillards, Inc.	9,400	528,844	1.84%
Dish Network Corp. (a)	18,150	537,784	1.87%
Dominos Pizza, Inc. (a)	21,900	588,453	2.05%
DSW, Inc. (a)	10,300	545,694	1.90%
Education Management Corp. (a)	21,400	477,434	1.66%
Finish Line, Inc.	24,800	528,240	1.84%
Foot Locker, Inc.	24,000	521,520	1.81%
Genesco, Inc. (a)	10,300	533,540	1.85%
Goodyear Tire & Rubber Co. (a)	31,300	506,121	1.76%
Lithia Motors, Inc.	27,800	573,792	1.99%
Mens Wearhouse, Inc.	16,650	545,953	1.90%
Oxford Industries, Inc.	15,350	601,413	2.09%
Penske Automotive Group, Inc.	23,800	526,694	1.83%
Sally Beauty Holdings, Inc. (a)	31,900	548,680	1.91%
Sonic Automotive, Inc.	37,850	593,110	2.06%
Tractor Supply Co.	8,100	533,952	1.86%
Valuevision Media, Inc. (a)	70,100	525,049	1.83%
		11,924,222	41.47%
Consumer Staples - 3.66%
Corn Products International, Inc.	10,000	508,900	1.77%
Pricesmart, Inc.	9,300	544,236	1.89%
		1,053,136	3.66%
Energy - 8.11%
Crosstex Energy, Inc.	43,400	633,640	2.20%
CVR Energy, Inc. (a)	21,300	571,905	1.99%
Hollyfrontier Corp.	7,800	588,042	2.04%
Western Refining, Inc. (a)	26,500	541,395	1.88%
		2,334,982	8.11%
Financials - 5.75%
Amtrust Financial Services Inc.	23,700	550,314	1.91%
Cash America International, Inc.	9,850	551,206	1.92%
Dollar Financial Corp. (a)	25,550	552,135	1.92%
		1,653,655	5.75%
Health Care - 4.93%
Amerigroup Corp. (a)	7,700	423,500	1.47%
Coventry Health Care, Inc. (a)	15,250	488,000	1.70%
Healthspring, Inc. (a)	12,300	504,792	1.76%
		1,416,292	4.93%
Industrials - 16.37%
AAR Corp.	18,400	539,856	1.88%
Altra Holdings, Inc. (a)	22,250	494,840	1.72%
Cascade Corp.	10,500	524,895	1.83%
Dycom Industries, Inc. (a)	32,400	552,096	1.92%
Enpro Industries, Inc. (a)	11,400	527,136	1.83%
Macquarie Infrastructure Co. LLC	21,200	552,472	1.92%
Mueller Industries, Inc.	12,250	459,743	1.60%
Sykes Enterprises, Inc. (a)	27,400	528,820	1.84%
Trimas Corp. (a)	22,000	527,340	1.83%
		4,707,198	16.37%

Materials - 11.55%
W.R. Grace & Co. (a)	12,150	612,846	2.13%
Innophos Holdings, Inc.	11,350	547,070	1.90%
LSB Industries, Inc. (a)	12,700	504,698	1.76%
Rockwood Holdings, Inc. (a)	9,750	589,583	2.05%
TPC Group, Inc. (a)	13,300	533,995	1.86%
Universal Stainless & Alloy (a)	11,900	531,811	1.85%
		3,320,003	11.55%
Telecommunication Services - 1.86%
MetroPCS Communications, Inc. (a)	32,900	535,612	1.86%
TOTAL COMMON STOCKS (Cost $27,200,274)		26,945,100	93.70%

WARRANTS - 0.00%
American International Group, Inc.
Expiration: January, 2021, Exercise Price: $45.000 (a)	0.004000	0	0.00%
TOTAL WARRANTS (Cost $0)		0	0.00%

SHORT-TERM INVESTMENTS - 5.03%
Demand Notes - 5.03%
American Family Financial Services, 0.1000%	1,445,802	1,445,802	5.03%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,445,802)		1,445,802	5.03%

Total Investments (Cost $28,646,076) - 98.73%		28,390,902	98.73%
Other Assets in Excess of Liabilities - 1.27%		364,909	1.27%
TOTAL NET ASSETS - 100.00%		$ 28,755,811	100.00%

Footnotes

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2011.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$28,646,076
Gross unrealized appreciation	954,131
Gross unrealized depreciation	(1,209,305)
Net unrealized depreciation	$(255,174)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$ 11,924,222	$ -	$ -		$ 11,924,222
Consumer Staples	1,053,136	-	-		$ 1,053,136
Energy	2,334,982	-	-		$ 2,334,982
Financials	1,653,655	-	-		$ 1,653,655
Health Care	1,416,292	-	-		$ 1,416,292
Industrials	4,707,198	-	-		$ 4,707,198
Materials	3,320,003	-	-		$ 3,320,003
Telecommunication Services	535,612	-	-		$ 535,612
Total Common Stock	$ 26,945,100	$ -	$ -		$ 26,945,100

Warrants	$ -	$ -	$ -	(1)	$ -

Short-Term Investments	$ -	$ 1,445,802	$ -		$ 1,445,802

Total Investments in Securities	$ 26,945,100	$ 1,445,802	$ -		$ 28,390,902

(1)	The warrant has been valued at $0 during the entire reporting period.
Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Warrants
Balance as of 10/31/10	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of 7/31/11	$-

Change in unrealized appreciation/depreciation during the period for level 3 investments held at July 31, 2011	$-

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.76%
Consumer Discretionary - 25.74%
Advance Auto Parts, Inc.	25,000	1,374,250	1.65%
Amc Networks, Inc. (a)	12,225	454,647	0.54%
Apollo Group, Inc. (a)	41,200	2,094,196	2.51%
Autoliv, Inc.	22,300	1,475,368	1.77%
Best Buy Co., Inc.	56,700	1,564,920	1.88%
Cablevision Systems Corp.	48,900	1,191,204	1.43%
DIRECTV (a)	34,800	1,763,664	2.11%
Dish Network Corp. (a)	58,800	1,742,244	2.09%
Limited Brands, Inc.	41,100	1,556,046	1.87%
Mattel, Inc.	65,200	1,738,232	2.08%
Nordstrom, Inc.	35,400	1,775,664	2.13%
The Gap, Inc.	75,400	1,454,466	1.74%
TJX Companies, Inc.	32,300	1,786,190	2.14%
TRW Automotive Holdings Corp. (a)	29,800	1,504,006	1.80%
		21,475,097	25.74%
Consumer Staples - 11.86%
Campbell Soup Co.	51,200	1,692,160	2.03%
General Mills, Inc.	44,400	1,658,340	1.99%
Kimberly - Clark Corp.	25,600	1,673,216	2.00%
Sysco Corp.	55,300	1,691,627	2.03%
Walgreen Co.	39,100	1,526,464	1.83%
Wal-Mart Stores, Inc.	31,300	1,649,823	1.98%
		9,891,630	11.86%
Energy - 8.11%
Chevron Corp.	16,900	1,757,938	2.11%
Cimarex Energy Co.	18,600	1,639,032	1.96%
Diamond Offshore Drilling	24,600	1,668,618	2.00%
Exxon Mobil Corp.	21,300	1,699,527	2.04%
		6,765,115	8.11%
Financials - 1.90%
The Progressive Corp.	80,600	1,586,208	1.90%

Health Care - 16.27%
Aetna, Inc.	40,300	1,672,047	2.00%
CIGNA Corp.	36,100	1,796,697	2.15%
Eli Lilly & Co.	45,000	1,723,500	2.07%
Forest Laboratories, Inc. (a)	51,300	1,901,178	2.28%
Gilead Sciences, Inc. (a)	42,300	1,791,828	2.15%
HCA Holdings, Inc. (a)	49,900	1,331,332	1.60%
Humana, Inc. (a)	22,000	1,640,760	1.97%
UnitedHealth Group, Inc.	34,500	1,712,235	2.05%
		13,569,577	16.27%
Industrials - 9.27%
General Dynamics Corp.	23,100	1,574,034	1.89%
Lockheed Martin Corp.	21,700	1,643,341	1.97%
Raytheon Co.	34,900	1,561,077	1.87%
The Boeing Co.	21,800	1,536,246	1.84%
The Timken Co.	32,500	1,419,275	1.70%
		7,733,973	9.27%

Information Technology - 17.14%
Applied Materials, Inc.	115,600	1,424,192	1.71%
Dell, Inc. (a)	103,100	1,674,344	2.01%
Harris Corp.	35,200	1,403,424	1.68%
Hewlett-Packard Co.	42,000	1,476,720	1.77%
Intel Corp.	73,600	1,643,488	1.97%
International Business Machines Corp.	10,200	1,854,870	2.22%
LAM Research Corp. (a)	36,500	1,492,120	1.79%
Microsoft Corp.	68,000	1,863,200	2.23%
Texas Instruments, Inc.	49,400	1,469,650	1.76%
		14,302,008	17.14%
Materials - 8.47%
Cliffs Natural Resources Inc.	20,100	1,805,382	2.16%
Eastman Chemical Co.	16,300	1,574,417	1.89%
Freeport-McMoRan Copper & Gold, Inc.	35,700	1,890,672	2.27%
Newmont Mining Corp.	32,300	1,796,203	2.15%
		7,066,674	8.47%
TOTAL COMMON STOCKS (Cost $80,340,908)		82,390,282	98.76%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 1.34%
Money Market Funds - 1.34%
Fidelity Government Portfolio - Institutional Class
0.0100% (b)	1,117,935	1,117,935	1.34%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,117,935)		1,117,935	1.34%
Total Investments (Cost $81,458,843) - 100.10%		83,508,217	100.10%
Liabilities in Excess of Other Assets - (0.10)%		(85,596)	(0.10)%
TOTAL NET ASSETS - 100.00%		$ 83,422,621	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$81,458,843
Gross unrealized appreciation	7,559,365
Gross unrealized depreciation	(5,509,991)
Net unrealized appreciation	$2,049,374

Summary of Fair Value Exposure at July 31, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 21,475,097	$ -	$ -	21,475,097
Consumer Staples	9,891,630	-	-	9,891,630
Energy	6,765,115	-	-	6,765,115
Financials	1,586,208	-	-	1,586,208
Health Care	13,569,577	-	-	13,569,577
Industrials	7,733,973	-	-	7,733,973
Information Technology	14,302,008	-	-	14,302,008
Materials	7,066,674	-	-	7,066,674
Total Common Stock	$ 82,390,282	$ -	$ -	$ 82,390,282

Short-Term Investments	$ 1,117,935	$ -	$ -	$ 1,117,935

Total Investments in Securities	$ 83,508,217	$ -	$ -	$ 83,508,217

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Select Large Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)
			% of
	Shares	Value	Net Assets

COMMON STOCKS - 98.79%
Consumer Discretionary - 9.70%
CBS Corp.	60,540	$1,656,980	1.26%
Comcast Corp.	110,430	2,652,529	2.02%
Johnson Controls, Inc.	44,660	1,650,187	1.26%
Macy's, Inc.	62,265	1,797,591	1.37%
The Home Depot, Inc.	49,810	1,739,863	1.32%
TJX Companies, Inc.	31,590	1,746,927	1.33%
Wyndham Worldwide Corp.	43,360	1,499,822	1.14%
		12,743,899	9.70%
Consumer Staples - 8.38%
Coca-Cola Co.	33,440	2,274,254	1.73%
CVS Caremark Corp.	65,720	2,388,922	1.82%
Energizer Holdings, Inc. (a)	14,625	1,179,360	0.90%
Philip Morris International, Inc.	33,615	2,392,380	1.82%
Procter & Gamble Co.	44,985	2,766,128	2.11%
		11,001,044	8.38%
Energy - 12.74%
Chevron Corp.	43,955	4,572,199	3.48%
Devon Energy Corp.	26,250	2,065,875	1.57%
Diamond Offshore Drilling, Inc.	29,475	1,999,289	1.52%
EOG Resources, Inc.	19,330	1,971,660	1.50%
Halliburton Co.	42,985	2,352,569	1.79%
Marathon Oil Corp.	56,250	1,742,063	1.33%
Marathon Petroleum Corp. (a)	46,285	2,026,820	1.55%
		16,730,475	12.74%
Financials - 24.87%
Ace Ltd. (b)	26,745	1,791,380	1.36%
Affiliated Managers Group, Inc. (a)	20,810	2,171,107	1.65%
Aflac, Inc.	14,435	664,876	0.51%
Aon Corp.	29,315	1,410,638	1.07%
Berkshire Hathaway, Inc. - Class B (a)	11,615	861,484	0.66%
Boston Properties, Inc.	4,300	461,648	0.35%
Capital One Financial Corp.	43,825	2,094,835	1.60%
Citigroup, Inc.	52,340	2,006,716	1.53%
Digital Realty Trust, Inc.	23,600	1,444,556	1.10%
Fifth Third Bancorp	113,400	1,434,510	1.09%
IntercontinentalExchange Inc. (a)	13,325	1,642,972	1.25%
J.P. Morgan Chase & Co.	137,385	5,557,223	4.23%
Metlife, Inc.	58,990	2,430,978	1.85%
Simon Property Group, Inc.	19,763	2,381,639	1.81%
The Charles Schwab Corp.	44,390	662,743	0.51%
The Goldman Sachs Group, Inc.	13,780	1,859,887	1.42%
Wells Fargo & Co.	135,455	3,784,613	2.88%
		32,661,805	24.87%
Health Care - 12.36%
Baxter International, Inc.	29,135	1,694,783	1.29%
Celgene Corp. (a)	37,760	2,239,168	1.71%
CIGNA Corp.	67,130	3,341,060	2.54%
Mckesson Corp.	19,420	1,575,350	1.20%
Merck & Co., Inc.	30,582	1,043,764	0.79%
Pfizer, Inc.	138,395	2,662,720	2.03%
Thermo Electron Corp. (a)	27,345	1,643,161	1.25%
Watson Pharmaceuticals, Inc. (a)	30,270	2,032,025	1.55%
		16,232,031	12.36%

Industrials - 8.69%
CSX Corp.	67,740		1,631,939	1.24%
Eaton Corp.	22,155		1,062,332	0.81%
General Electric Co.	144,050		2,579,936	1.97%
Honeywell International, Inc.	41,100		2,182,410	1.66%
PACCAR, Inc.	21,810		933,686	0.71%
Timken Co.	31,900		1,393,073	1.06%
Tyco International Ltd. (b)	36,745		1,627,436	1.24%
			11,410,812	8.69%
Information Technology - 7.69%
Corning, Inc.	71,450		1,136,770	0.87%
eBay, Inc. (a)	62,955		2,061,776	1.57%
Intel Corp.	202,370		4,518,922	3.44%
MasterCard, Inc.	2,405		729,316	0.56%
Motorola Solutions, Inc. (a)	26,460		1,187,790	0.90%
Visa, Inc.	5,430		464,482	0.35%
			10,099,056	7.69%
Materials - 3.08%
Alcoa, Inc.	96,720		1,424,686	1.08%
Eastman Chemical Co.	8,555		826,327	0.63%
MeadWestvaco Corp.	33,975		1,057,981	0.81%
Solutia, Inc. (a)	34,100		731,104	0.56%
			4,040,098	3.08%
Telecommunication Services - 4.88%
AT&T, Inc.	68,665		2,009,138	1.53%
CenturyLink, Inc.	36,452		1,352,734	1.03%
Verizon Communications, Inc.	86,495		3,052,408	2.32%
			6,414,280	4.88%
Utilities - 6.40%
American Electric Power, Inc.	56,365		2,077,614	1.58%
Entergy Corp.	19,970		1,333,996	1.02%
FirstEnergy Corp.	23,305		1,040,568	0.79%
Sempra Energy	37,520		1,901,889	1.45%
Xcel Energy, Inc.	85,215		2,045,160	1.56%
			8,399,227	6.40%
TOTAL COMMON STOCKS (Cost $118,052,445)			$129,732,727	98.79%

				% of
	Shares		Value	Net Assets
SHORT-TERM INVESTMENTS - 0.92%
Money Market Funds - 0.92%
Fidelity Government Portfolio - Institutional Class
0.0100% (c)	1,210,646		$1,210,646	0.92%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,646)			$1,210,646	0.92%
Total Investments (Cost $119,263,091) - 99.71%			$130,943,373	99.71%
Other Assets in Excess of Liabilities - 0.29%			380,678	0.29%
TOTAL NET ASSETS - 100.00%		$	$ 131,324,051	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the fund's 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$120,096,706
Gross unrealized appreciation	14,801,553
Gross unrealized depreciation	(3,121,271)
Net unrealized appreciation	$11,680,282

Summary of Fair Value Exposure at July 31, 2011

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 12,743,899	$ -	$ -	$ 12,743,899
Consumer Staples	11,001,044	-	-	11,001,044
Energy	16,730,475	-	-	16,730,475
Financials	32,661,805	-	-	32,661,805
Health Care	16,232,031	-	-	16,232,031
Industrials	11,410,812	-	-	11,410,812
Information Technology	10,099,056	-	-	10,099,056
Materials	4,040,098	-	-	4,040,098
Telecommunication Services	6,414,280	-	-	6,414,280
Utilities	8,399,227	-	-	8,399,227
Total Common Stock	$ 129,732,727	$ -	$ -	$ 129,732,727

Short-Term Investments	$ 1,210,646	$ -	$ -	$ 1,210,646

Total Investments in Securities	$ 130,943,373	$ -	$ -	$ 130,943,373

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          9/21/11